Fair Value Measurements - Summary of Changes in the Fair Values of level 3 Assets Measured on a Recurring Basis (Details) - USD ($) $ in Millions	3 Months Ended
	Mar. 31, 2019	Mar. 31, 2018
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Impairment	$ (0.3)
Level 3 | Corporate debt securities
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Fair Value, beginning of period	17.8	$ 0.0
Transfers from Level 2	0.0	21.4
Impairment	(0.3)	0.0
Fair Value, end of period	$ 17.5	$ 21.4